PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Amount committed for the acquisition of property, plant and equipment	$ 1,200,111	$ 798,631